Shareholder Report, Average Annual Return (Details)	12 Months Ended	13 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
C000250242 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.21%	10.28%
S And P Total Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	15.73%	16.29%
Standard And Poor s 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	16.19%